FAIR VALUE MEASUREMENT - Carrying value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Impairment charges for property, plant and equipment	$ 30,968	$ 11,626	$ 22,757
Carrying value of long-term borrowings	393,614	404,341
Fair value of long-term borrowings	393,614	404,341
Idle assets
Impairment charges for property, plant and equipment	$ 30,968	$ 11,626	$ 22,757